Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Income or loss attributable to the noncontrolling interest
Gain (loss) from foreign currency transactions	$ 31,407	54,076	197,000
Residual value	5.00%
Accrued expenses and other payables	$ 694,712	495,032
Contract liabilities as revenue	$ 24,484	45,800	124,687
Value added tax percentage	13.00%
Research and development expenses	$ 818,315	962,963	1,412,355
Sales and marketing expenses	$ 564,964	631,361	596,620
Company’s VIE [Member]
Significant Accounting Policies [Line Items]
Owned percentage	70.00%
Sungda Tech Co., Ltd [Member]
Significant Accounting Policies [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	30.00%
Haozhen Beijing [Member]
Significant Accounting Policies [Line Items]
Owned percentage	3.00%
Other Contract [Member]
Significant Accounting Policies [Line Items]
Contract liabilities as revenue	$ 219,933
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life term	46 years
Statutory surplus rate	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	10.00%
Contract Liabilities [Member]
Significant Accounting Policies [Line Items]
Accrued expenses and other payables	$ 219,933	178,135
China’s Foreign Investment Enterprises [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	50.00%
China’s Foreign Investment Enterprises [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Statutory surplus rate	10.00%
Grant [Member]
Significant Accounting Policies [Line Items]
Government subsidy grant	$ 99,351	$ 25,919	$ 37,740